RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - Net book value of rights-of-use assets (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	₽ 120,192	₽ 132,343
Depreciation charge, right-of-use assets	19,340	19,825	₽ 18,804
Additions to the assets	13,425	17,510	13,102
Interest expense accrued on lease obligations	12,791	11,816	12,272
Discontinued operations
Disclosure of quantitative information about right-of-use assets
Depreciation charge, right-of-use assets	0	0	2,020
Sites for placement of network and base station equipment
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	83,795	91,566
Depreciation charge, right-of-use assets	11,600	11,448	6,903
Land and buildings
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	36,005	40,572
Depreciation charge, right-of-use assets	7,585	8,274	11,858
Vehicles and other
Disclosure of quantitative information about right-of-use assets
Right-of-use assets	392	205
Depreciation charge, right-of-use assets	₽ 155	₽ 103	₽ 43